Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 shares	Mar. 31, 2018 ₪ / shares
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares	100.00%
Percentage of the dissolution rights allocated to ordinary shares	100.00%
Aggregate amount of option granted	0
Common stock par value | $ / shares	$ 0.0001	$ 0.0001
Option exercised	0	0	0
Loss from foreign currency translation adjustments | $	$ (112,327)	$ (148,258)
Unrealized gain from available for sale securities | $	$ 2,042	$ 125
1999 Stock Incentive Plan [Member]
Shareholders Equity [Line Items]
Percentage of options granted with exercise price	100.00%
Period of expiry of the option granted	10 years
Maximum aggregate amount of options granted	2,100,000
Number of shares outstanding	0	0	0
Common stock par value | ₪ / shares				₪ 0.0001
1999 Stock Incentive Plan [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Period of vesting for the options granted	4 years
1999 Stock Incentive Plan [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Period of vesting for the options granted	5 years
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
Founders' Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.